NET INCOME PER SHARE	12 Months Ended
Feb. 29, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
17.	NET INCOME PER SHARE

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016

Numerator:
Net income attributable to TAL Education Group shareholders	$60,605,772	$67,156,575	$102,878,518
Eliminate the dilutive effect of interest expense of the bond payable (iii)	-	-	7,499,323

Numerator for diluted net income per share	$60,605,772	$67,156,575	$110,377,841

Denominator:
Weighted average shares outstanding
Basic	156,726,994	158,381,576	160,109,169
Effect of dilutive securities:
Dilutive effect of non-vested shares and options (i)	2,717,934	5,208,073	5,447,276
Dilutive effect of the bond payable (iii)	-	-	17,499,810

Denominator for diluted net income per share	159,444,928	163,589,649	183,056,255

Net income per common share attributable to TAL Education Group shareholders-basic(ii)	$0.39	$0.42	$0.64

Net income per common share attributable to TAL Education Group shareholders-diluted	$0.38	$0.41	$0.60

(i)
For the years ended February 28, 2014, 2015 and February 29, 2016, 918,100, 1,976,750 and 1,421,576, non-vested shares and share options were excluded from the calculation, respectively, as their effect was anti-dilutive.

(ii)
The Company's common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.

(iii)
As disclosed in Note 12, the Company issued the Bond on May 21, 2014. For the year ended February 28, 2015, 13,616,291 common shares resulting from the assumed conversion of bond payable were excluded from the calculation of diluted net income per share as their effect was anti-dilutive.